ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

4.	ACCOUNTS RECEIVABLE

The accounts receivable and allowance balances at June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021	December 31, 2020
Accounts receivable	$112,481	$125,105
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$112,481	$125,105

No allowance for doubtful accounts was made during the six months ended June 30, 2021 and the year ended December 31, 2020.